Stockholders Equity (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Expected Volatility		35.89%
Weighted-Average Volatility	43.74%	35.89%
Expected dividends
Expected Term (years)	6 years 6 months	6 years 6 months
Total intrinsic value of options exercised
Total fair value of shares vested	1,186,000	9,964,000
Unrecognized compensation cost related to non-vested awards	$ 870,000	$ 59,000
Weighted-average period over which non-vested awards are expected to be recognized	2 years 10 months 24 days	2 years 3 months
Minimum [Member]
Expected Volatility	43.01%
Risk-free rate	1.63%	0.79%
Maximum [Member]
Expected Volatility	50.14%
Risk-free rate	1.96%	0.75%